Assets held for sale and discontinued operations - Narrative (Details) £ in Millions, $ in Millions							2 Months Ended	6 Months Ended		12 Months Ended
	Oct. 07, 2022 USD ($)	Sep. 28, 2022	May 25, 2022 GBP (£)	May 25, 2022 USD ($)	Mar. 27, 2022 GBP (£)	Mar. 17, 2021	May 25, 2022 GBP (£)	Sep. 30, 2022 GBP (£)	Sep. 30, 2021 GBP (£)	Mar. 31, 2022 GBP (£)
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Profit (loss)								£ 1,256	£ 475
FAA derivative
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Net losses on derivative financial instruments								£ 150		£ 0
Millennium Pipeline Company LLC
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Proportion of ownership interest disposed		26.25%
Millennium Pipeline Company LLC | Disposal of major interest in Associate
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Consideration received | $	$ 552
UK Gas Transmission | Macquarie Infrastructure and Real Assets (MIRA) and British Columbia Investment Management Corporation (BCI)
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Proportion of ownership interest in associate					60.00%
The Narragansett Electric Company
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Proportion of ownership interest disposed						100.00%
Consideration received			£ 3,100	$ 3,900
Profit (loss)							£ 83		£ 84
UK Gas Transmission
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Proportion of ownership interest disposed					100.00%
Cash proceeds					£ 4,200
Portion of consideration received consisting of shareholding in acquirer					40.00%			40.00%
Portion of cash consideration received, raised through debt financing					£ 2,000
Acquisition, deferral period					3 months
UK Gas Transmission | Acquiring Entity
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Consideration for Sale of Associate before annualised escalation factor					£ 1,400